CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands		Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total GDS Holdings Limited shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2021		¥ 507	¥ 28,983,330	¥ (599,186)	¥ (3,910,815)	¥ 24,473,836	¥ 59,173	¥ 24,533,009
Balance (in shares) at Dec. 31, 2021		1,495,180,395
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Income (loss) for the year	[1]				(1,268,890)	(1,268,890)	3,427	(1,265,463)
Other comprehensive loss				(249,174)		(249,174)	1,665	(247,509)
Total comprehensive (loss) income				(249,174)	(1,268,890)	(1,518,064)	5,092	(1,512,972)
Shares issued to depository bank		¥ 9	(9)
Shares issued to depository bank (in shares)		29,252,600
Accretion to redemption value of redeemable non-controlling interests of continuing operations			(10,801)			(10,801)		(10,801)
Adjustment to the redemption value of redeemable non-controlling interests			(178,982)			(178,982)		(178,982)
Redeemable preferred shares dividends			(51,212)			(51,212)		(51,212)
Capital contribution from non-controlling interests							10,362	10,362
Change in non-controlling interest of a subsidiary			1,738			1,738	41,967	43,705
Share-based compensation			290,815			290,815		290,815
Vesting of restricted shares (in shares)		4,555,720
Settlement of liability-classified restricted share award			13,719			13,719		13,719
Settlement of liability-classified restricted shares award (in shares)		460,272
Settlement of restricted share awards with shares held by depository bank (in shares)		(5,015,992)
Other (in shares)		(4)
Balance at Dec. 31, 2022		¥ 516	29,048,598	(848,360)	(5,179,705)	23,021,049	116,594	23,137,643
Balance (in shares) at Dec. 31, 2022		1,524,432,991
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Income (loss) for the year					(4,290,053)	(4,290,053)	4,660	(4,285,393)
Other comprehensive loss				(126,033)		(126,033)	915	(125,118)
Total comprehensive (loss) income				(126,033)	(4,290,053)	(4,416,086)	5,575	(4,410,511)
Redeemable preferred shares dividends			(53,625)			(53,625)		(53,625)
Capital contribution from non-controlling interests			2,039			2,039	42,146	44,185
Change in non-controlling interest of a subsidiary			(9,447)			(9,447)	9,447
Deconsolidation of subsidiaries							(8,185)	(8,185)
Share-based compensation			336,616			336,616		336,616
Vesting of restricted shares (in shares)		3,752,472
Settlement of liability-classified restricted share award			12,914			12,914		12,914
Settlement of liability-classified restricted shares award (in shares)		1,035,704
Settlement of restricted share awards with shares held by depository bank (in shares)		(4,788,176)
Balance at Dec. 31, 2023		¥ 516	29,337,095	(974,393)	(9,469,758)	18,893,460	165,577	19,059,037
Balance (in shares) at Dec. 31, 2023		1,524,432,991
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Income (loss) for the year	[2]				3,425,386	3,425,386	(1,108)	3,424,278
Other comprehensive loss	[3]			(119,984)		(119,984)	2,184	(117,800)
Total comprehensive (loss) income				(119,984)	3,425,386	3,305,402	1,076	3,306,478
Shares issued to depository bank		¥ 11	(11)
Shares issued to depository bank (in shares)		30,747,912
Redeemable preferred shares dividends			(54,232)			(54,232)		(54,232)
Capital contribution from non-controlling interests							274,445	274,445
Deconsolidation of subsidiaries							(311,167)	(311,167)
Share-based compensation			296,487			296,487		296,487
Vesting of restricted shares (in shares)		17,068,048
Settlement of liability-classified restricted share award			16,929			16,929		16,929
Settlement of liability-classified restricted shares award (in shares)		1,839,320
Settlement of restricted share awards with shares held by depository bank (in shares)		(18,907,368)
Balance at Dec. 31, 2024		¥ 527	¥ 29,596,268	¥ (1,094,377)	¥ (6,044,372)	¥ 22,458,046	¥ 129,931	22,587,977
Balance (in shares) at Dec. 31, 2024		1,555,180,903
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Acquisition of non-controlling interests								¥ (4,670,763)

[1]	Exclude net loss attributable to redeemable non-controlling interests of RMB655 for the year ended December 31, 2022.
[2]	Exclude net loss attributable to redeemable non-controlling interests of RMB120,447 for the year ended December 31, 2024.
[3]	Exclude other comprehensive income attributable to redeemable non-controlling interests of RMB95,543 for the year ended December 31, 2024.